Warrants and warrant liability	6 Months Ended
Jun. 30, 2026
Warrant And Warrant Liability [Abstract]
Warrants and warrant liability
9.
Warrants and warrant liability

At June 30, 2026, outstanding warrants to acquire common shares of the Company were as follows:

Number of warrants	Exercise price	Expiry Date
100,000	$19.50	November 26, 2026
14,000,000	3.00	October 20, 2030
4,550,000	0.001	*
18,300,000	0.001	*
36,950,000	$1.19

* On October 20, 2025 and May 4, 2026, the Company issued 4,550,000 and 18,300,000, respectively, Pre-Funded Warrants which are exercisable at a price of $0.001 per common share and do not expire. The Pre-Funded Warrants do not have voting rights and are exercisable at the holder's discretion.

Warrant Liability

Warrants with terms that result in the exercise price or number of shares delivered to be variable are accounted for as financial liabilities in the condensed interim consolidated statements of financial position. The changes in fair value are recorded in the condensed interim consolidated statements of loss for the period.

Warrant liability transactions during the periods were as follows:

	Six months ended June 30, 2026			Year ended December 31, 2025
	Number of warrants	Weighted average exercise price	Fair value	Number of Warrants	Weighted average exercise price	Fair value
Balance, beginning of period	14,100,000	$3.12	$5,559,800	100,000	$19.50	$132,200.00
Granted	—	—	—	14,000,000	3.00	8,918,500
Change in fair value	—	—	1,811,500	—	—	(3,490,900)
Balance, end of period	14,100,000	$3.12	$7,371,300	14,100,000	$3.12	$5,559,800

On November 29, 2024, the Company closed an initial public offering (the “IPO”) of 2,000,000 of its common shares, at a price of $15.00 per share, for gross proceeds of $30,000,000. In connection with the IPO, the Company issued 100,000 broker warrants with exercise prices of $19.50. The warrants may also be exercised, in whole or in part, at the holder’s option by way of a cashless exercise in which the holder is entitled to receive the number of common shares equal to the quotient obtained by dividing the volume weighted average price (“VWAP”) on the preceding trading day minus the exercise price times the number of common shares that would be issued on exercise of the warrant divided by the VWAP. The warrants expire 2 years from the date of grant. The fair value of the warrants of $519,100 on the date of grant was charged to share issuance costs in the consolidated statements of financial position.

As at June 30, 2026, the fair value of the broker warrants of $nil (December 31, 2025 - $100) was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0% (December 31, 2025 – 0%); expected volatility based on the historical volatility of comparable companies of 83.1% (December 31, 2025 - 75.80%); risk-free interest rate of 2.34% (December 31, 2025 - 2.55%), a stock price of $2.15 (December 31, 2025 - $1.89), based the market price of the Company’s shares on June 30, 2026, and an expected life of 0.41 years (December 31, 2025 - 0.90 years).

9.
Warrants and warrant liability (continued)

Warrant Liability (continued)

On October 20, 2025 and October 27, 2025, the Company closed private placement financings to certain institutional and accredited investors consisting of an aggregate of 9,450,000 Common Units and 4,550,000 Pre-Funded Units. Each Common Unit was comprised of one common share of the Company and one common share purchase warrant to purchase one common share (“Common Warrants”). Each Pre-Funded Unit was comprised of one pre-funded warrant to purchase one common share (“Pre-Funded Warrants”) and one Common Warrant. The Common Warrants are immediately exercisable at an exercise price of $3.00 per common share and expire on October 20, 2030. In certain circumstances, the warrants may also be exercised, in whole or in part, at the holder’s option by way of a cashless exercise in which the holder is entitled to receive the number of common shares equal to the quotient obtained by dividing the volume weighted average price (“VWAP”) on the preceding trading day minus the exercise price times the number of common shares that would be issued on exercise of the warrant divided by the VWAP. The warrants expire 5 years from the date of issuance. The fair value of the warrants of $8,918,500 on the date of grant was allocated to warrant liability in the condensed interim consolidated statements of financial position. See Note 7.

As at June 30, 2026, the fair value of the Common Warrants of $7,371,300 (December 31, 2025 - $5,559,700) was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0% (December 31, 2025 - 0%); expected volatility based on the historical volatility of comparable companies of 38.69% (December 31, 2025 - 36.7%); risk-free interest rate of 3.01% (December 31, 2025 - 2.96%), a stock price of $2.15 (December 31, 2025 - $1.89), based the market price of the Company’s shares on June 30, 2026, and an expected life of 4.31 (December 31, 2025 - 4.8 years). The Company's implied amortization of the day one gain on recognition of the warrant liability was $633,360 during the six months ended June 30, 2026.

Warrants - equity

Warrant transactions during the periods were as follows:

	Six months ended June 30, 2026			Year ended December 31, 2025
	Number of warrants	Weighted average exercise price	Grant date fair value	Number of Warrants	Weighted average exercise price	Grant date fair value
Balance, beginning of period	4,550,000	$0.001	$5,758,671	258,188	$4.00	$543,601
Granted	18,300,000	0.001	42,641,155	4,550,000	0.001	$5,758,671
Expired	—	—	—	(258,188)	4.00	$(543,601)
Balance, end of period	22,850,000	$0.001	$48,399,826	4,550,000	$0.001	$5,758,671

On October 20, 2025 and October 27, 2025, the Company closed private placement financings to certain institutional and accredited investors consisting of an aggregate of 9,450,000 Common Units and 4,550,000 Pre-Funded Units. Each Pre-Funded Unit is comprised of one pre-funded warrant to purchase one common share (“Pre-Funded Warrants”) and one Common Warrant. Each Pre-Funded Unit had a purchase price of $1.999. The Pre-Funded Warrants have an exercise price of $0.001 per common share, are immediately exercisable and remain exercisable until exercised in full. See Note 7.

During the year ended December 31, 2025, 258,188 warrants with exercise prices of $4.00 expired, unexercised.

On May 4, 2026, the Company closed an underwritten Public Offering consisting of 7,000,000 common shares at a price of $2.50 per share and 18,300,000 May 2026 Pre-funded Warrants at a price of $2.499 per May 2026 Pre-funded Warrant. Each May 2026 Pre-funded Warrant is exercisable for one common share of the Company at an exercise price of $0.001 per common share, is immediately exercisable and remains exercisable until exercised in full. See Note 7.